Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

Organization

StablecoinX Inc. (“StablecoinX”, the “Company”), together with its two former wholly-owned subsidiaries StableCoinX SPAC Merger Sub LLC (“SPAC Merger Sub”), and StableCoinX Company Merger Sub, Inc. (“Company Merger Sub”)) was incorporated on July 7, 2025 as a Delaware corporation. The Company has selected December 31 as its fiscal year end.

The Company was founded by Young Cho, who was the Chief Executive Officer and Director of TLGY Acquisition Corporation (“TLGY”), and Edward Chen, the managing member of the sponsors of TLGY (collectively, the “Founders”) (see Notes 5 and 14).

Business Combination Agreement

On July 21, 2025, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with TLGY, StablecoinX Assets, Inc, a Delaware corporation, (“SC Assets”), SPAC Merger Sub and Company Merger Sub. On June 25, 2026 (the “Closing”), the parties consummated the transactions contemplated by the Business Combination Agreement and the related agreements (collectively, the “Merger”), pursuant to which, among other things, (1) SPAC Merger Sub merged with and into TLGY, with TLGY continuing as the surviving company, and (2) immediately following, Company Merger Sub merged with and into SC Assets, with SC Assets continuing as the surviving company. At Closing, TLGY and SC Assets became wholly owned subsidiaries of the Company and the Company became a publicly traded company. The ongoing business operations of the Company are that of StablecoinX Assets, Inc., which was incorporated on June 30, 2025.

Beginning on June 26, 2026, the Company’s Class A common stock and warrants trade on Nasdaq under the ticker symbols “USDE” and “USDEW”, respectively (see Note 3).

Accounting for the Merger

The Merger between the Company, SC Assets and TLGY was accounted for as a reverse recapitalization, with TLGY being treated as the “acquired” company for financial reporting purposes. For accounting purposes, the reverse recapitalization is the equivalent of SC Assets issuing stock for the net assets of TLGY, accompanied by a recapitalization. The net assets of TLGY are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the reverse recapitalization are those of SC Assets. Upon the consummation of the Merger, StablecoinX became the parent company of SC Assets as well as the reporting entity. SC Assets shareholders were issued 700,000 shares of Class A common stock and 700,000 shares of Class B common stock.

Description of Business

The Company’s operating model is designed to function as an integrated ecosystem in which each business line reinforces the others. The Company currently provides infrastructure services focused on supporting the Ethena ecosystem, including its digital dollar products, particularly USDe, and is developing its software infrastructure and distribution service offerings. The Company’s operations are organized across three complementary business lines: Infrastructure Services, Infrastructure Software, and Distribution Services.

Infrastructure Services

The Company currently operates the following two infrastructure services:

Validator Services — The Company operates a full-stack Ethereum validator node utilizing staked ETH collateral, which supports blockchain transaction validation, block production, and network consensus functions. See Note 4

Decentralized Verifier Node (“DVN”) Services — On April 14, 2026, the Company entered in a DVN Services Agreement with Ethena OpCo Ltd. (“Ethena OpCo”), a subsidiary of the Ethena Foundation (“Ethena”), whereby the Company provides cross-chain verification services for Ethena ecosystem assets. Upon consummation of the Merger, Ethena and Ethena OpCo became related parties of the Company. See Notes 4 and 14.

Infrastructure Software and Distribution Services

Infrastructure Software – The Company continues to develop the StablecoinX Harness, a comprehensive middleware software platform designed to provide a unified API layer to enable businesses to integrate with Ethena’s USDe and related products. Phase 1 of the StablecoinX Harness launched in July 2026. This platform is expected to provide the tools and technology to allow corporate enterprises, payment providers, small business, and financial institutions to integrate an issuer’s stablecoin across various use cases, whether for treasury operations, payments, or foreign exchange transfers.

Distribution Services – The Company’s Distribution Services business is intended to facilitate and capitalize on the broader adoption of Ethena’s digital dollar products, including USDe and USDtb (“Ethena Products”), by traditional financial institutions, asset managers, and investors. The Company has entered into a distribution partnership agreement with Ethena OpCo (the “Distribution Partnership Agreement”) pursuant to which it may act as a non-exclusive distribution partner for Ethena Products. The Company expects to earn fees based on the volume of Ethena Products acquired through distribution activities, subject to agreed pricing terms.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Liquidity

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations to support the ongoing business operations for the twelve months following the issuance of these condensed consolidated financial statements.

The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, which include continued growth and adoption of the Ethena ecosystem, successful scaling of its infrastructure services and its deployment and scaling of its infrastructure software and distribution services, its ability to monetize unlocked ENA tokens to support ongoing operations, regulatory developments applicable to digital assets and stablecoins, and broader market conditions affecting blockchain infrastructure, digital asset liquidity, and institutional participation.

On August 5, 2026, the Company entered into a non-binding term sheet with the sponsors to restructure the promissory notes, with the objective of supporting the Company’s liquidity position. The Company is working to execute a definitive agreement with the note holders.

Note 1. Description of Business

StablecoinX Inc., the “Company” or “Pubco” (together with its two wholly-owned subsidiaries StableCoinX SPAC Merger Sub LLC (“SPAC Merger Sub”), and StableCoinX Company Merger Sub, Inc. (“Company Merger Sub”)) was incorporated on July 7, 2025 as a Delaware corporation. The Company has selected December 31 as its fiscal year end.

On July 21, 2025, as amended, the Company entered into a business combination agreement (the “Business Combination Agreement”) with TLGY Acquisition Corporation, a Cayman Island exempted company (“TLGY”), and StablecoinX Assets Inc. (“SC Assets”). Following the closing (the “Closing”) of the proposed business combination (the “Business Combination”), SPAC Merger Sub, Company Merger Sub, ) , TLGY and SC Assets will become wholly owned subsidiaries of Pubco and the ongoing business operations of the Company will be that of SC Assets. SC Assets is an infrastructure software and services company focused on supporting the Ethena ecosystem, including its digital dollar products, particularly USDe. Following the Closing, the Company intends to operate through three core business lines: Infrastructure Services, Infrastructure Software, and Distribution Services.

Infrastructure Services

SC Assets currently operates and, following the Closing, the Company intends to operate, two infrastructure services:

Validator Services – A full-stack validator node live since October 2025, with all underlying intellectual property owned by SC Assets through its perpetual non-exclusive royalty-free software license (“License Agreement”) with Schulz von Jacob Ltd. (“SVJ”), a company that is owned by the Chief Technology Officer of SC Assets.

Decentralized Verifier Node (DVN) Services – Live since November 2025, serving as a cross-chain verifier for the Ethena ecosystem across multiple chains. Subsequent to the quarter ended March 31, 2026, on April 14, 2026, SC Assets entered in a DVN Services Agreement with Ethena Opco Ltd., a subsidiary of the Ethena Foundation, that sets forth a commercial agreement whereby Ethena Opco Ltd. will pay SC Assets a service fee equal to 1 basis point on briefed volume processed through SC Assets’ DVN.

Infrastructure Software and Distribution Services

Infrastructure Software – SC Assets intends to develop a comprehensive middleware API platform designed to enable businesses to integrate with Ethena’s USDe and related products. This platform is expected to provide the tools and technology to allow corporate enterprises, payment providers, small business, and financial institutions to integrate an issuer’s stablecoin across various use cases, whether for treasury operations, payments, or foreign exchange transfers.

Distribution Services – SC Assets’ Distribution Services business is intended to facilitate and capitalize on the broader adoption of Ethena’s digital dollar products, including USDe and USDtb (“Ethena Products”), by traditional financial institutions, asset managers, and investors.

Business Combination

On January 21, 2026, the Business Combination Agreement was amended to extend the Outside Date (as defined in the Business Combination Agreement) to April 21, 2026. On April 21, 2026, the Business Combination Agreement was further amended to extend the Outside Date to July 21, 2026.

Pursuant to the Business Combination Agreement, upon the consummation of the transactions contemplated thereby, SPAC Merger Sub will merge with and into TLGY, with TLGY continuing as the surviving company (the “SPAC Merger”), and immediately following the SPAC Merger, the Company’s second subsidiary, Company Merger Sub, will merge with and into SC Assets, with SC Assets continuing as the surviving company (the “Company Merger”, and together with the SPAC Merger, the “Mergers”), as a result of which the holders of shares of SC Assets’ Class A common stock, par value $0.0001 per share, will receive one share of the Company’s Class A Common Stock for each share of the SC Assets’ Class A Common Stock and holders of the SC Assets’ Class B common stock, par value $0.0001 per share will receive one share of the Company’s Class A Common Stock and one share of the Company’s Class B common stock, par value $0.0001 per share, for each share of the SC Assets’ Class B Common stock.

As a result of the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Transactions”), TLGY and SC Assets will become wholly-owned subsidiaries of Pubco and Pubco will become a publicly traded company.

The Company was founded by Young Cho, who is also the Chief Executive Officer and Director of TLGY and SC Assets.

Liquidity and Going Concern

The Company’s consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations to support the closing of the pending Business Combination Agreement during the twelve months following the issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, primarily being the consummation of the planned SPAC transaction. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements - Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year from the date these consolidated financial statements are available to be issued.